Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Reconciliation Of Net Income

	Year Ended December 31,
	2010	2009
Net income, as previously reported	$68,458	$65,215
Adjustments:
General and administrative expense (a)	(4,314)	(2,377)
Interest income	43	73

Net income	$64,187	$62,911

(a)	PVG incurred general and administrative expenses primarily related to audit fees, board of director fees, insurance and SEC filing expenses.